Material Accounting Policies - Cash and Cash Equivalents and Restricted Cash (Details) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Material Accounting Policies [Abstract]
Short-term deposits, classified as cash equivalents	$ 3,971	$ 2,315